Unaudited Interim Condensed Consolidated Statements of Cash Flows - CHF (SFr)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Cash Flows
Net profit / (loss) for the period	SFr (3,314,028)	SFr 9,791,493
Adjustments for:
Net gain on Neurosterix Transaction	(117,747)	(13,961,900)
Fair value of services received at zero cost recorded as income	(105,560)
Fair value of services received at zero cost recorded as other operating costs	105,560
Depreciation	4,236	182,742
Value of share-based services	44,098	433,254
Post-employment benefits	2,003	(28,723)
Share of the net loss of associates	2,079,296	530,749
Finance cost / (income) net	33,399	(100,577)
Increase in other financial assets	(498)	(1,948)
Increase in trade and other receivables	(22,926)	(477,288)
Decrease in contract asset		10,387
Increase in prepayments	(81,430)	(272,821)
(Increase) / decrease in other current assets	7,967	(5,000)
Increase / (decrease) in payables and accruals	347,082	(1,013,382)
Decrease in deferred income		(38,401)
Net cash used in operating activities	(1,018,548)	(4,951,415)
Cash flows from / (used in) investing activities
Consideration from Neurosterix Transaction	57,673	5,119,754
Legal fees paid for Neurosterix Transaction		(452,798)
Investment in Stalicla Ltd - preferred shares	(285,962)
Investment in Stalicla Ltd - derivative financial instruments	(509,067)
Net cash from / (used in) investing activities	(737,356)	4,666,956
Cash flows from financing activities
Sale of treasury shares	777,546	235,257
Cost paid on sale of treasury shares	(25,897)	(1,764)
Movements under liquidity agreement	517	1,940
Costs paid on sale of treasury shares - shelf registration		(24,018)
Costs paid on exercise of pre-funded warrants		(36,457)
Principal element of lease payment	(3,607)	(69,738)
Interest received	3	9,063
Interest paid	(1,377)	(7,147)
Net cash from financing activities	747,185	107,136
Decrease in cash and cash equivalents	(1,008,719)	(177,323)
Cash and cash equivalents at the beginning of the period	3,341,738	3,865,481
Exchange difference on cash and cash equivalents	(32,025)	99,622
Cash and cash equivalents at the end of the period	SFr 2,300,994	SFr 3,787,780